STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ DEFICIT

NOTE 4 – STOCKHOLDERS’ DEFICIT

Common Stock

The Company is authorized to issue 780,000,000 shares of common stock.

As of September 30, 2021 and 2020, the Company has 730,039,317 shares issued and outstanding.

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock.

As of September 30, 2021 and 2020, the Company has 1,259,858 shares issued and outstanding.

NOTE 4 – STOCKHOLDERS’ DEFICIT

Common Stock

The Company is authorized to issue 780,000,000 shares of common stock.

As of December 31, 2020 and 2019, the Company has 730,039,317 shares issued and outstanding.

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock.

As of December 31, 2020 and 2019, the Company has 1,259,858 shares issued and outstanding.